Notes Payable (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 05, 2024	Jun. 04, 2024	Apr. 29, 2021	Oct. 31, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Jul. 31, 2023	Mar. 31, 2023	Dec. 21, 2022	Apr. 30, 2022
Short-Term Debt [Line Items]
Long term debt						$ 8,155,000			$ 8,155,000		$ 8,042,000
Debt issuance cost									300,000
Debt Conversion, Converted Instrument, Amount										$ 6,510,000	6,510,000
Gain (Loss) on Extinguishment of Debt											1,300,000
Stock Issued During Period, Value, New Issues						$ 392,000	$ 649,000	$ 651,000			1,396,000	199,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Value, New Issues
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues						442,000	141,000	135,000			343,000	10,000
Stock Issued During Period, Value, New Issues
Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Long term debt											300,000
Convertible notes payable						0			0		17,875,754	4,346,238
Convertible notes		$ 24,814,011
Debt Conversion, Converted Instrument, Amount		23,228,052
Accrued interest		1,585,958				0			0		$ 965,378
Gain (Loss) on Extinguishment of Debt		$ 11,344,207							11,344,207
Stock Issued During Period, Shares, New Issues											0
Stock Issued During Period, Value, New Issues									1,917,141
Amortization of debt discount									519,902	2,621
Beeline Financial Holdings Inc [Member] | As Restated [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes											$ 5,129,472	732,612
Amortization of debt discount
Beeline Financial Holdings Inc [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		1,646,157
Share price		$ 1.50
Beeline Financial Holdings Inc [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues
Beeline Financial Holdings Inc [Member] | Preferred Stock [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues
Beeline Financial Holdings Inc [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		7,333,207
Share price		$ 1.50
Stock Issued During Period, Shares, New Issues									1,278,055
Stock Issued During Period, Value, New Issues									$ 13
Beeline Financial Holdings Inc [Member] | 2024 Convertible Note Holders [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues	740,496
Stock Issued During Period, Value, New Issues	$ 770,843
Beeline Financial Holdings Inc [Member] | Fluid Capital Network [Member]
Short-Term Debt [Line Items]
Loans payable														$ 75,000
Interest rate														12.25%
Loans payable balance						78,826			78,826		78,826
Beeline Financial Holdings Inc [Member] | Manta Reef Holdings LLC [Member]
Short-Term Debt [Line Items]
Loans payable							$ 357,400			$ 357,400	142,600
Interest rate							18.00%			18.00%
Loans payable balance											587,529
Beeline Financial Holdings Inc [Member] | Manta Reef Holdings LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Loans payable							$ 310,000			$ 310,000	130,500
Interest rate							18.00%			18.00%
Loans payable balance						511,502			511,502		511,502
Beeline Financial Holdings Inc [Member] | American Heritage [Member]
Short-Term Debt [Line Items]
Loans payable													$ 157,500
Interest rate													12.00%
Loans payable balance											161,280
Beeline Financial Holdings Inc [Member] | Officer Director And Shareholder [Member]
Short-Term Debt [Line Items]
Loans payable											222,544
Interest rate													7.00%
Loans payable balance						318,104			318,104		221,565
Term Loan Agreement [Member] | Beeline Financial Holdings Inc [Member] | BDCRI Loan [Member]
Short-Term Debt [Line Items]
Maturity date			Apr. 29, 2026
Term Loan Agreement [Member] | BDCRI Loan [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Loans payable			$ 450,000
Long term debt						294,467			294,467		291,846	363,351
Debt instument discount						5,533			5,533		8,154	11,649
Principal amount			$ 9,375														$ 9,375
Interest rate				6.00%
Debt issuance cost				$ 17,182
Debenture Agreement [Member] | Beeline Financial Holdings Inc [Member] | 2024 Convertible Note Holders [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues	740,496
Stock Issued During Period, Value, New Issues	$ 770,843
Notes Payable [Member]
Short-Term Debt [Line Items]
Interest Paid, Including Capitalized Interest, Operating and Investing Activities											100,000	500,000
Debt instrument interest									11,588	$ 1,100,000
Capital Markets Group [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Loans payable												100,000
Interest rate																24.00%
Loans payable balance						0			0		60,244	100,000
Individual Counterparty [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Loans payable															$ 30,000
Interest rate															7.00%
Loans payable balance						0			0		31,755
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Debt instrument interest											965,378	77,883
Proceeds from convertible notes									$ 17,875,754
Convertible notes payable											13,439,516	4,436,238
Principal amount											5,706,559
Convertible notes											$ 13,439,516	4,436,238
Debt Instrument, Description									i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.00 for future services to be rendered, which as of September 30, 2024 is included reflected in prepaid expenses on the accompanying unaudited consolidated balance sheet, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest		) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.000 for future services to be rendered, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest.
[custom:ProceedsFromSaleOfConvertibleDebt]									$ 3,442,219
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | As Restated [Member]
Short-Term Debt [Line Items]
Principal amount											$ 5,206,763
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Principal amount						$ 1,750,079			$ 1,750,079
Convertible notes payable											$ 500,000
Convertible preferred stock conversion											224,950
Debt Conversion, Converted Instrument, Shares Issued									75,700
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertible preferred stock conversion											22,495
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Board Of Directors [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes											$ 13,439,516	4,436,238
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Board Of Directors [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes					$ 25,000,000
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Board Of Directors [Member] | Preferred Stock Warrants [Member]
Short-Term Debt [Line Items]
Interest rate					7.00%
Debt term					3 years
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Board Of Directors [Member] | Preferred Stock Warrants [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes					$ 20,000,000
Optional Conversion [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Convertible, type of equity security description					If the Company completes a Non-Qualified Financing, a Majority in Interest of the Note holders may elect to convert all of the Notes, and any accrued but unpaid interest thereon, into the class or series of shares issued to the investors in the Non-Qualified Financing, but at a conversion price equal to the lower of (x) 80% of the per share price paid by such investors in the Non-Qualified Financing, or (y) the price obtained by dividing $50,000,000 by the number of outstanding shares of common stock of the Company immediately prior to the Non-Qualified Financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding but excluding the first 15% of the shares issuable pursuant to the Company’s Employee Stock Ownership Plan and the shares of equity securities of the Company issuable upon the conversion of the Notes or other indebtedness)(the “Valuation Cap PPS”).				If the Company completes a Non-Qualified Financing, a Majority in Interest of the Note holders may elect to convert all of the Notes, and any accrued but unpaid interest thereon, into the class or series of shares issued to the investors in the Non-Qualified Financing, but at a conversion price equal to the lower of (x) 80% of the per share price paid by such investors in the Non-Qualified Financing, or (y) the price obtained by dividing $50,000,000by the number of outstanding shares of common stock of the Company immediately prior to the Non-Qualified Financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding but excluding the first 15% of the shares issuable pursuant to the Company’s Employee Stock Ownership Plan and the shares of equity securities of the Company issuable upon the conversion of the Notes or other indebtedness)(the “Valuation Cap PPS”).
Number of outstanding shares of common stock conversion price					$ 50,000,000
Mandatory Conversion [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Convertible, type of equity security description					If the Company completes a Change of Control or an Initial Public Offering (each, as defined in the Notes) prior to the conversion of a holder’s Note, then such Note shall convert automatically into shares of the Company’s common stock, at a price equal to 80% of, as applicable,(x) the offering price to the public in the Initial Public Offering, or (y) the price or value of the Company’s common stock in the Change of Control transaction. Alternatively, we have reduced the term of the Notes to three (3) years(from five (5) years)and provided that, if a holder’s Note remains outstanding after such three (3)-year period, then it shall automatically convert into the class or series of shares of capital stock of the Company last issued in a Non-Qualified Financing, at a per share purchase price equal to the lower of (x) 80% of the per share price paid by the investors for the shares issued in such Non-Qualified Financing, and (y) the Valuation Cap PPS				We have provided that, if the Company completes a Change of Control or an Initial Public Offering (each, as defined in the Notes) prior to the conversion of a holder’s Note, then such Note shall convert automatically into shares of the Company’s common stock, at a price equal to 80% of, as applicable,(x) the offering price to the public in the Initial Public Offering, or (y) the price or value of the Company’s common stock in the Change of Control transaction. Alternatively, we have reduced the term of the Notes to three (3) years(from five (5) years)and provided that, if a holder’s Note remains outstanding after such three (3)-year period, then it shall automatically convert into the class or series of shares of capital stock of the Company last issued in a Non-Qualified Financing, at a per share purchase price equal to the lower of (x) 80% of the per share price paid by the investors for the shares issued in such Non-Qualified Financing, and (y) the Valuation Cap PPS.
Convertible notes payable											$ 17,875,754	$ 4,436,238
2024 Convertible Notes [Member] | Debenture Agreement [Member] | Beeline Financial Holdings Inc [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%
Proceeds from convertible notes	$ 3,300,000
Cash	2,519,000
Debt Instrument, Fee Amount	$ 781,000
Amortization of debt discount									$ 517,281